COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expense
	Three months period ending March 31, 2024	Three months period ending March 31, 2023
Operating lease expense	$16,054	$16,054
Total lease expense	$16,054	$16,054

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating lease expense	$64,216	$64,216
Total lease expense	$64,216	$64,216

Schedule of other information related to leases
	Three months period ending March 31, 2024	Three months period ending March 31, 2023
Operating cash flows from operating leases	$15,453	$15,225
Cash unpaid for amounts considered in the measurement of lease liabilities (disclosed under other current liabilities)	$15,453	$15,225

Weighted-average remaining lease term—operating leases	7.2 Years	8.2 Years
Weighted-average discount rate—operating leases	5%	5%

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating cash flows from operating leases	$61,433	$60,525
Cash unpaid for amounts considered in the measurement of lease liabilities (disclosed under other current liabilities)	$61,433	$60,525

Weighted-average remaining lease term—operating leases	7.4 Years	8.4 Years
Weighted-average discount rate—operating leases	5%	5%

Schedule of maturities of operating lease liabilities
For the years ending December 31,	Operating Lease

2024 (9 months remaining)	$46,901
2025	63,290
2026	64,239
2027	65,203
2028	66,181
Thereafter	163,938
Total undiscounted cash flows	$469,752

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	7.2 Years
Weighted-average discount rate	5%
Present values	$392,884

Lease liabilities—current	43,937
Lease liabilities—long-term	348,947
Lease liabilities—total	$392,884

Difference between undiscounted and discounted cash flows	$76,868

For the years ending December 31,	Operating Lease

2024	$62,354
2025	63,290
2026	64,239
2027	65,203
2028	66,181
Thereafter	163,938
Total undiscounted cash flows	$485,205

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	7.4 Years
Weighted-average discount rate	5%
Present values	$403,338

Lease liabilities—current	43,162
Lease liabilities—long-term	360,176
Lease liabilities—total	$403,338

Difference between undiscounted and discounted cash flows	$81,867